Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Due between 0 to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liabilities (a)	R 1,177	R 971
Streaming Liabilities, Undiscounted Cash Flows	2,821
Due between five and ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liabilities (a)	809	229
Streaming Liabilities, Undiscounted Cash Flows	4,003
Due between 10 to 15 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liabilities (a)	1,077	564
Streaming Liabilities, Undiscounted Cash Flows	3,725
Due between 15 to 20 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liabilities (a)	806	375
Streaming Liabilities, Undiscounted Cash Flows	2,696
Between three to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		26
Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liabilities (a)	249	492
Lease liability, undiscounted cash flows	334	208
Trade and other payables (excluding non-financial liabilities)	5,790	4,166
Streaming Liabilities, Undiscounted Cash Flows	503
Financial liabilities	21,080	10,697
Due between 0 to six months (c)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	2,594	3,296
Borrowings	9,476	97
Due between six to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	2,134	2,073
Borrowings		95
Expiring after one year (b)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other non-current liabilities1	66	42
Lease liability, undiscounted cash flows	426	314
Financial liabilities	18,953	7,699
Due between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	1,324	2,504
Borrowings		1,950
Due between two to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities	R 23	668
Borrowings		R 56